Schedule of Investments
September 30, 2025
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.01%(a)
	% of Net Assets 09/30/25	Value 12/31/24	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/25	Value 09/30/25
Alternative Funds–1.37%
Invesco Global Real Estate Income Fund, Class R6	1.37%	$19,520,894	$366,926	$(7,926,218)	$1,147,640	$(1,027,430)	$366,926	1,450,398	$12,081,812
Invesco Macro Allocation Strategy Fund, Class R6	—	20,117,218	180,480	(20,484,076)	3,118,574	(2,932,196)	180,480	—	—
Total Alternative Funds		39,638,112	547,406	(28,410,294)	4,266,214	(3,959,626)	547,406		12,081,812
Domestic Equity Funds–63.80%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.43%	55,577,539	8,272,346	(4,154,686)	5,593,439	37,229	—	1,770,349	65,325,867
Invesco Main Street Small Cap Fund, Class R6	7.03%	53,996,368	5,475,993	(2,254,612)	4,563,029	21,743	—	2,607,701	61,802,521
Invesco NASDAQ 100 ETF(b)	14.36%	97,689,417	24,152,949	(17,201,284)	19,577,000	2,058,261	476,239	510,992	126,276,343
Invesco Russell 1000® Dynamic Multifactor ETF	16.19%	135,019,631	18,602,756	(27,355,380)	13,698,790	2,354,041	741,306	2,361,763	142,319,838
Invesco S&P 500 Revenue ETF	12.88%	—	106,993,665	(2,901,295)	9,111,452	17,514	1,108,896	1,023,146	113,221,336
Invesco S&P 500® Pure Value ETF	—	83,766,029	—	(86,391,565)	(5,701,401)	8,326,937	—	—	—
Invesco S&P 500® Top 50 ETF	—	—	20,556,854	(17,329,494)	—	(3,227,360)	36,583	—	—
Invesco Value Opportunities Fund, Class R6	5.91%	44,448,060	3,746,136	(3,378,497)	7,015,854	129,705	—	2,085,960	51,961,258
Total Domestic Equity Funds		470,497,044	187,800,699	(160,966,813)	53,858,163	9,718,070	2,363,024		560,907,163
Fixed Income Funds–8.60%
Invesco Core Bond Fund, Class R6	4.35%	42,729,012	3,486,690	(8,775,339)	862,438	(61,292)	1,337,592	6,697,287	38,241,509
Invesco Core Plus Bond Fund, Class R6	2.20%	20,459,261	703,318	(2,283,858)	695,411	(230,734)	703,301	2,071,027	19,343,398
Invesco Dynamic Credit Opportunity Fund, Class R6	0.06%	—	557,523	—	4,471	—	28,998	52,376	561,994
Invesco Emerging Markets Sovereign Debt ETF	0.17%	2,454,468	—	(1,032,021)	151,078	(70,383)	85,239	69,719	1,503,142
Invesco Equal Weight 0-30 Year Treasury ETF	—	10,566,811	—	(10,570,426)	1,794,601	(1,790,986)	98,303	—	—
Invesco Floating Rate ESG Fund, Class R6	0.44%	5,344,173	277,947	(1,589,127)	(36,822)	(89,718)	277,936	595,496	3,906,453
Invesco High Yield Fund, Class R6	0.67%	5,428,639	385,975	—	69,899	—	289,980	1,643,719	5,884,513
Invesco Variable Rate Investment Grade ETF	0.71%	9,218,485	—	(2,994,807)	4,105	(30,116)	272,657	246,919	6,197,667
Total Fixed Income Funds		96,200,849	5,411,453	(27,245,578)	3,545,181	(2,273,229)	3,094,006		75,638,676
International and Global Equity Funds–25.65%
Invesco Emerging Markets ex-China Fund, Class R6(c)	1.98%	14,255,168	340,792	—	2,791,838	—	—	449,181	17,387,798
Invesco Developing Markets Fund, Class R6	0.72%	11,632,339	—	(6,058,839)	(2,502,962)	3,293,977	—	136,314	6,364,515
Invesco Global Fund, Class R6	9.07%	71,230,691	5,738,113	(6,092,726)	8,854,365	(11,809)	—	744,130	79,718,634
Invesco Global Infrastructure Fund, Class R6	—	8,240,462	898,352	(8,421,459)	(1,063,007)	1,221,868	22,136	—	—
Invesco International Developed Dynamic Multifactor ETF	3.37%	26,110,206	1,919,956	(3,168,066)	4,719,493	36,952	630,365	1,070,034	29,618,541
Invesco International Growth Fund, Class R6(c)	1.56%	11,252,103	738,134	—	1,759,645	—	—	381,200	13,749,882
Invesco International Small-Mid Company Fund, Class R6	4.81%	36,762,679	2,046,910	(2,926,511)	6,739,292	(335,806)	—	993,575	42,286,564
Invesco RAFI Developed Markets ex-U.S. ETF(d)	4.14%	30,437,111	2,493,709	(5,021,798)	7,989,866	471,363	960,581	594,528	36,370,251
Total International and Global Equity Funds		209,920,759	14,175,966	(31,689,399)	29,288,530	4,676,545	1,613,082		225,496,185
Money Market Funds–0.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(e)	0.21%	1,449,842	26,934,689	(26,563,735)	—	—	40,134	1,820,796	1,820,796
Invesco Treasury Portfolio, Institutional Class, 3.99%(e)	0.38%	2,779,139	50,021,564	(49,408,620)	—	—	75,781	3,392,083	3,392,083
Total Money Market Funds		4,228,981	76,956,253	(75,972,355)	—	—	115,915		5,212,879
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $648,625,128)	100.01%	820,485,745	284,891,777	(324,284,439)	90,958,088	8,161,760	7,733,433		879,336,715

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.19%
Invesco Private Government Fund, 4.14%(e)(f)	0.05%	341,531	107,319,505	(107,207,153)	—	—	60,077 (g)	453,883	453,883
Invesco Private Prime Fund, 4.26%(e)(f)	0.14%	889,956	393,072,986	(392,781,659)	—	(196)	165,978 (g)	1,180,733	1,181,087
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,634,970)	0.19%	1,231,487	500,392,491	(499,988,812)	—	(196)	226,055		1,634,970
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $650,260,098)	100.20%	$821,717,232	$785,284,268	$(824,273,251)	$90,958,088	$8,161,564 (h)	$7,959,488		$880,971,685
OTHER ASSETS LESS LIABILITIES	(0.20)%								(1,771,375)
NET ASSETS	100.00%								$879,200,310
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2025.
(c)	Effective August 22, 2025, the underlying fund’s name changed.
(d)	Effective March 24, 2025, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Infrastructure Fund	$876,216
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$874,123,836	$—	$—	$874,123,836
Money Market Funds	5,212,879	1,634,970	—	6,847,849
Total Investments	$879,336,715	$1,634,970	$—	$880,971,685
Invesco Select Risk: High Growth Investor Fund